SHARE CAPITAL	12 Months Ended
Jun. 30, 2024
SHARE CAPITAL

17. SHARE CAPITAL

The authorized share capital of the Company consists of an unlimited number of common shares.

During the year ended June 30, 2024 and 2023, the Company did not have any common share transactions.

During the year ended June 30, 2022, the Company had the following common share transactions:

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On April 21, 2022, the Company closed a non-brokered private placement financing, pursuant to which the Company issued 6,718,000 units at a price of US $0.31 per unit for gross proceeds of $2,104,246 (US $1,679,500); of which $1,891,879 (US $1,510,000) was received in cash and $212,367 (US $169,500) was issued in settlement of outstanding fees and debt. Each unit is comprised of one common share of the Company and one warrant that entitles the holder to purchase one share of the Company at a price of $1.25 per share for a period of two years from the date of issuance. The Company used the residual method for warrants valuation and allocated $122,436 to the warrants;

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On February 26, 2022 and in connection with the exercise of share purchase warrants, 700,000 common shares were issued at a price of $0.30 per share for aggregate proceeds of $210,000. In relation to this exercise, 124,788 was transferred from contributed surplus to share capital;

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On December 17, 2021 and in connection with the automatic conversion of shares relating to Convertible Debentures Series A-3, 5,354,400 common shares were issued. $923,590 was transferred from shares to be issued to share capital;

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On August 19, 2021, the Company closed a non-brokered private placement financing, pursuant to which the Company issued 3,379,379 units at a price of $0.30 per unit for gross proceeds of $1,013,814; of which $661,530 was received in cash and $352,284 was issued in settlement of outstanding fees and debt, which included $97,500 which was outstanding to a director of the Company. These units were comprised of a common share and a share purchase warrant exercisable at $0.45 per share for a period of 24 months from the date of issuance; and

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On August 1, 2021 and in connection with the exercise of stock-options by consultants, 200,000 common shares were issued at a price of $0.25 per share. As a result of this exercise, $25,959 was transferred from contributed surplus to share capital.

Shares to be issued

During the year ended June 30, 2021 and in connection with the automatic conversion of shares relating to Convertible Debentures Series A-3, 5,354,400 common shares were classified as shares to be issued. On December 17, 2021, these common shares were issued.

As at June 30, 2024, 2023 and 2022, the value of shares to be issued amounted to $nil.